S000066303 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	64 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	(0.41%)
Performance Inception Date			Sep. 03, 2019
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.61%	1.08%	1.11%
Performance Inception Date			Sep. 03, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	(1.18%)	(1.11%)
Performance Inception Date			Sep. 03, 2019
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.22%	(0.18%)	(0.14%)
Performance Inception Date			Sep. 03, 2019
Class N
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	0.85%	0.88%
Performance Inception Date			Sep. 03, 2019